Warrants (Details Narrative)						3 Months Ended		12 Months Ended
	Sep. 11, 2023 USD ($) $ / shares shares	Jul. 27, 2023 USD ($) $ / shares shares	May 30, 2023 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 27, 2023	Feb. 14, 2023 shares
Stock price								$ 1,000.00
Proceeds from warrant exercises | $									$ 250,000
Fair Value Adjustment of Warrants | $						$ (82,636)		$ (2,497,088)
Pre Funded Warrants [Member]
Shares issued price per share								$ 0.50
Class of warrant, outstanding | shares								201,023
Series A-1 Warrants [Member]
Warrant measurement input	5 years
Exercise price	$ 23.275
Warrant to purchase shares | shares	214,823
Exercise price	$ 23.28
Series A-2 Warrants [Member]
Warrant measurement input	18 months
Exercise price	$ 23.28
Warrant to purchase shares | shares	214,823
Securities Purchase Agreement [Member]
Warrant to purchase shares | shares	34,008							167,015
Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Exercise price	$ 0.50
Fair value of warrant issued | $	$ 4,619,851
Warrant to purchase shares | shares	201,023
Shares issued price per share	$ 22.775
Class of warrant, outstanding | shares	201,023
Proceeds from warrant exercises | $	$ 4,578,294
Securities Purchase Agreement [Member] | Measurement Input, Exercise Price [Member] | Pre Funded Warrants [Member]
Risk-free interest rate	0.50
Investor Relations Consulting Agreement [Member] | Warrant [Member]
Exercise price									$ 2,000.00
Stock issued during period shares issued for services | shares					125				125
Maximum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member] | Pre Funded Warrants [Member]
Risk-free interest rate	149.06
Minimum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Share Price [Member] | Pre Funded Warrants [Member]
Stock price	$ 23.45
Minimum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member] | Pre Funded Warrants [Member]
Risk-free interest rate	5.40
Lind Global Fund II LP [Member]
Debt instrument, principal amount | $				$ 5,750,000	$ 5,750,000	$ 906,942		$ 1,018,671
Warrant measurement input				5 years	5 years
Warrant to purchase shares | shares				1,000	1,000
Exercise price				$ 4,500.00	$ 4,500.00
Fair value of warrant issued | $				$ 1,412,213	$ 1,412,213
Stock issued during period shares issued for services | shares						5,238
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member]
Debt instrument, principal amount | $			$ 1,200,000	$ 5,750,000	$ 5,750,000				$ 3,439,558
Warrant measurement input			5 years	5 years	5 years
Exercise price			$ 122.50	$ 4.50	$ 4.50
Fair value of warrant issued | $			$ 381,538					$ 664
Fair value of convertible notes | $				$ 1,035,253	$ 1,035,253
Warrant to purchase shares | shares			8,701	1,000,000	1,000,000
Shares issued price per share			$ 122.50
Exercise price			$ 122.70
Fair Value Adjustment of Warrants | $			$ 381,538	$ 1,035,253
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price				$ 3,970.00	$ 3,970.00			$ 107.00
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Risk-free interest rate				43.21	43.21			46.01
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate				1.53	1.53			3.81
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Exercise Price [Member]
Risk-free interest rate | Integer								123.00
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Expected Term [Member]
Warrant measurement input								5 years
Lind Global Fund II LP [Member] | Purchase Agreement [Member]
Debt instrument, principal amount | $		$ 300,000
Warrant measurement input		5 years								5 years
Exercise price		$ 67.00
Fair value of warrant issued | $		$ 72,208	$ 72,208					$ 910
Warrant to purchase shares | shares		3,505
Shares issued price per share		$ 67.00
Fair Value Adjustment of Warrants | $		$ 72,208
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price								$ 53.50
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Risk-free interest rate								45.51
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate								4.24
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Exercise Price [Member]
Risk-free interest rate								67.00
Lind Global Fund II LP [Member] | Maximum [Member]
Exercise price				$ 4,500.00	$ 4,500.00
Lind Global Fund II LP [Member] | Maximum [Member] | Securities Purchase Agreement [Member]
Exercise price				$ 4.50	$ 4.50
Lind Global Fund II LP [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price								$ 7.00
Lind Global Fund II LP [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Risk-free interest rate								50.12
Lind Global Fund II LP [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate								3.84
Lind Global Fund II LP [Member] | Maximum [Member] | Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price								$ 7.00
Lind Global Fund II LP [Member] | Maximum [Member] | Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Risk-free interest rate								49.76
Lind Global Fund II LP [Member] | Maximum [Member] | Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate								3.84
Aegis Capital Corp. [Member]
Exercise price								$ 199.00
Warrant to purchase shares | shares								800			800